Certain Relationships and Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Certain Relationships and Related Party Transactions
Certain Relationships and Related Party Transactions
For 2018, 2017 and 2016, the Company recorded revenues from BGP of $4.9 million, $4.4 million and $3.6 million, respectively. Receivables due from BGP were $1.6 million and $0.6 million at December 31, 2018 and 2017, respectively. BGP owned approximately 10.6% of the Company’s outstanding common stock as of December 31, 2018.
Mr. James M. Lapeyre, Jr. is the Chairman of the Board on ION’s board of directors and a significant equity owner of Laitram, L.L.C. (Laitram), and he has served as president of Laitram and its predecessors since 1989. Laitram is a privately-owned, New Orleans-based manufacturer of food processing equipment and modular conveyor belts. Mr. Lapeyre and Laitram together owned approximately 8.8% of the Company’s outstanding common stock as of December 31, 2018.
The Company acquired DigiCourse, Inc., the Company’s marine positioning products business, from Laitram in 1998. In connection with that acquisition, the Company entered into a Continued Services Agreement with Laitram under which Laitram agreed to provide the Company certain bookkeeping, software, manufacturing and maintenance services. Manufacturing services consist primarily of machining of parts for the Company’s marine positioning systems. The term of this agreement expired in September 2001 but the Company continues to operate under its terms. In addition, from time to time, when the Company has requested, the legal staff of Laitram has advised the Company on certain intellectual property matters with regard to the Company’s marine positioning systems. During 2018 and 2017, the Company paid Laitram and its affiliates $0.4 million and $0.2 million, respectively, which consisted of manufacturing services and reimbursement of costs. During 2016, the Company paid less than $0.1 million for reimbursement for costs related to providing administrative and other back-office support services in connection with the Company’s Louisiana marine operations. In addition, the Company is currently subleasing approximately 4,100 square feet of office space to Laitram. In the opinion of the Company’s management, the terms of these services are fair and reasonable and as favorable to the Company as those that could have been obtained from unrelated third parties at the time of their performance.